SALE OF PREFERRED STOCK, COMMON STOCK AND WARRANTS	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
SALE OF PREFERRED STOCK, COMMON STOCK AND WARRANTS
(11)	SALE OF PREFERRED STOCK, COMMON STOCK AND WARRANTS

On December 12, 2011, the Company effected a 1-for-2.5 reverse stock split of its issued and outstanding shares of common stock and a proportional reduction of its authorized shares of common stock. Therefore, all common share and per share amount, and exercise prices of common stock, warrants, and options disclosed in the Company’s consolidated financial statements and the footnotes thereto have been retroactively restated to reflect the 1-for-2.5 reverse stock split.

On October 27, 2009, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with several accredited investors (collectively the “Purchasers”) pursuant to which the Company agreed to sell to the Purchasers shares of the Company’s series A convertible preferred stock (the “Preferred Shares”) at $2.86 per share and to issue warrants to purchase shares of the Company’s common stock (the "Preferred Shares Financing"). At the initial closing on October 27, 2009, the Company issued 1,446,105 Preferred Shares and Warrants to purchase 289,221 shares of common stock for gross proceeds of approximately $4.1 million. At the final closing on November 17, 2009, the Company issued an additional 1,350,616 Preferred Shares and Warrants to purchase 270,123 shares of common stock for gross proceeds of approximately $3.9 million. The 1,446,105 Preferred Shares issued on October 27, 2009 and the 1,350,616 Preferred Shares issued on November 17, 2009 are convertible into 578,442 common shares and 540,246 common shares, respectively.

The designation, rights, preferences and other terms and provisions of the Preferred Shares are set forth in the Certificate of Designation filed with the Nevada Secretary of State on October 23, 2009 (the “Certificate”). The Preferred Shares are convertible into 0.4 shares of common stock at $7.15 per share (subject to certain adjustments) at any time at the holder’s option, and will automatically convert when the Company’s common stock is qualified for listing on either the Nasdaq Capital Market or the NYSE Amex Equities. The Preferred Shares are entitled to participate in any dividends declared and paid on the Company’s common stock on an as-converted basis. Holders of the Preferred Shares are also entitled to notice of any stockholders’ meeting and vote together with common stock holders on an as-converted basis. Additionally, as long as any Preferred Shares are outstanding, the Company cannot, without the affirmative vote of the holders of a majority of the then outstanding Preferred Shares, (a) alter or change adversely the powers, preferences, or rights given to the Preferred Shares or alter or amend the Certificate, (b) authorize or create any class of stock ranking as to dividends, redemption or distribution of assets upon a Liquidation (as defined in Section 5 of the Certificate) senior to or otherwise pari passu with the Preferred Shares, (c) amend its charter documents in any manner that adversely affects any rights of the holders of Preferred Shares, (d) increase the number of authorized shares of Preferred Shares, or (e) enter into any agreement with respect to any of the foregoing.

Each warrant entitles its holder to purchase one share of common stock at an exercise price of $8.575 per share (subject to certain adjustments) for a period of three years. The Company is also entitled to redeem the warrants for the then applicable exercise price (currently $8.575) if the volume-weighted average price of the common stock for 20 consecutive days exceeds 200% of the then applicable exercise price.

The conversion price of the Preferred Shares and the exercise price of the warrants are subject to anti-dilution adjustments in the event that the Company issues additional equity, equity linked securities or securities convertible into common stock at a purchase price less than the then applicable conversion or exercise price (other than shares issued to the Company’s officers, directors, employees or consultants pursuant to any stock or option plan duly adopted by a majority of the Company’s non-employee directors, or issued upon the conversion or exercise of any securities outstanding as of the closing date of the Preferred Shares Financing, or for acquisitions or strategic transactions approved by a majority of the Company’s directors). The conversion and exercises prices are also subject to customary adjustments for stock dividends, stock splits, reverse stock splits or other similar transactions.

In connection with the Purchase Agreement, certain of the Company’s shareholders entered into a lock-up agreement (the “Lock-up Agreement”) whereby they agreed not to offer, sell, or other dispose of (a) 50% of their common stock holdings for nine months from the initial closing of the Preferred Shares Financing, and (b) the remaining 50% of their common stock holdings for twelve months from the initial closing.

In connection with the Preferred Shares Financing, the Company agreed to place $150,000 of its gross proceeds and Warrants to purchase up to 120,000 shares of common stock in an escrow account to be expended for investor relations, pursuant to the terms of an escrow agreement.

Gilford Securities, Incorporated acted as the placement agent in connection with the Preferred Shares Financing.

On December 1, 2009, the Company entered into a second securities purchase agreement (the “Second Purchase Agreement”) with several accredited investors, including some of the Purchasers (the “Common Shares Purchasers”) pursuant to which the Company issued to the Common Shares Purchasers 261,414 shares of common stock at $7.15 per share and warrants to purchase 130,707 shares of Common Stock, for gross proceeds of approximately $1.87 million (the “Common Shares Financing”). The terms of the warrants issued in connection with the Second Purchase Agreement are identical to the warrants issued in connection with the Purchase Agreement.

The Company is required to file a registration statement to register the common stock underlying the Preferred Shares and Warrants from the Preferred Shares Financing, and the common stock issued in and underlying the warrants from the Common Shares Financing, for resale on or before December 17, 2009, and have it declared effective within 90 days thereafter (or 150 days if the registration statement receives a full review). If the registration statement is not timely filed or declared effective, the Company is subject to liquidated damages of 1% of the gross proceeds from both financings per month, up to 10%, and pro-rated for partial periods. The registration statement was filed on December 17, 2009, and was declared effective on March 30, 2011. Accordingly, as of December 31, 2010 and 2011, the Company accrued the full amount of the liquidated damages or $987,000.

Because the warrants contain provisions that would reduce their exercise price in the event that the Company issues additional equity, equity linked securities or securities convertible into common stock at a purchase price less than the then applicable conversion or exercise price, and because the Warrants are denominated in a currency that is different from the Company’s functional currency, they have been accounted for as derivative instrument liabilities (see Note 12).

The Preferred Shares are not subject to redemption (except on liquidation), are entitled to participate in any dividends declared and paid on the Company’s common stock on an as-converted basis, and the holders of the Preferred Shares are entitled to vote together with common stock holders on an as-converted basis. The Preferred Shares, excluding the embedded conversion option, are considered to be an equity instrument and accordingly, the embedded conversion option has not been separated and accounted for as a derivative instrument liability. However, the Company has recognized a beneficial conversion feature related to the Preferred Shares, to the extent that the conversion feature, based on the proceeds allocated to the Preferred Shares, was in-the-money at the time they were issued. Such beneficial conversion feature amounted to approximately $1.973 million and $2.030 million related to the initial closing and the final closing of the Preferred Shares Financing, respectively. Because the Preferred Shares do not have a stated redemption date and may be converted by the holder at any time, the discount recognized by the allocation of proceeds to the beneficial conversion feature has been immediately amortized through retained earnings as a deemed dividend to the holders of the Preferred Shares.